Commitments and Contingencies (Details) - USD ($)	Sep. 30, 2016	Dec. 31, 2015
Commencement Of Phase II Study For a Licensed Product [Member]
Commitments and Contingencies [Line Items]
Milestone Payments Liabilities	$ 200,000	$ 200,000
Commencement Of Phase III Study For a Licensed Product [Member]
Commitments and Contingencies [Line Items]
Milestone Payments Liabilities	250,000	250,000
Filing Of a New Drug Application For a Licensed Product [Member]
Commitments and Contingencies [Line Items]
Milestone Payments Liabilities	400,000	400,000
Receipt Of Market Approval For a Licensed Product [Member]
Commitments and Contingencies [Line Items]
Milestone Payments Liabilities	$ 500,000	500,000
Submission of the first NDA within the United States [Member]
Commitments and Contingencies [Line Items]
Milestone Payments Liabilities		500,000
Receipt of first marketing approval for sale of a license product in the United States [Member]
Commitments and Contingencies [Line Items]
Milestone Payments Liabilities		600,000
Commencement of Phase III Study for first licensed drugproduct within the United States, Europe, China or Japan [Member]
Commitments and Contingencies [Line Items]
Milestone Payments Liabilities		$ 150,000